SHARE-BASED COMPENSATION EXPENSE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Share-Based Compensation [Abstract]
Schedule Of Employee Service Share-Based Compensation, Allocation Of Recognized Period Costs [Table Text Block]

The table below summarizes compensation expenses from share-based payment awards:

	Three Months Ended		Nine months Ended
	July 31,		July 31,
	2012	2011	2012	2011

Research & Development	$128,011	$95,263	$397,231	$265,768
General & Administrative	161,678	104,005	480,020	353,531
Total stock compensation recognized	$289,689	$199,268	$877,251	$619,299

March 1, 2002 (date of inception) to October 31, 2011
Net Loss as reported	$(35,487,856)
Add: Stock based option expense included in recorded net loss	89,217
Deduct stock option compensation expense determined under fair value based method	(328,176)
Adjusted Net Loss	$(35,726,815)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Expected volatility	150.44%	156.5%
Expected Life	10.0 years	10.0 years
Dividend yield	0	0
Risk-free interest rate	3.50%	2.75%